Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Operating Segments
The accounting policies of the reportable segments are the same as described in the annual financial statements in Note 3, regarding Significant Accounting Policies.

	Year ended December 31, 2017*
	NIS millions
	Cellular	Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Segment EBITDA to profit for the year

External revenues	2,685	1,186	-	3,871
Inter-segment revenues	14	162	(176)	-

Segment EBITDA**	595	258			853

Depreciation and amortization					(555)
Taxes on income					(40)
Financing income					52
Financing expenses					(196)
Other income					1
Share based payments					(2)

Profit for the year					113

	Year ended December 31, 2016
	NIS millions
	Cellular	Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Segment EBITDA to profit for the year

External revenues	2,981	1,046	-	4,027
Inter-segment revenues	17	183	(200)	-

Segment EBITDA**	625	233			858

Depreciation and amortization					(534)
Taxes on income					(10)
Financing income					46
Financing expenses					(196)
Other expenses					(8)
Share based payments					(6)

Profit for the year					150

	Year ended December 31, 2015
	NIS millions
	Cellular	Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Segment EBITDA to profit for the year

External revenues	3,185	995	-	4,180
Inter-segment revenues	18	186	(204)	-

Segment EBITDA**	601	271			872

Depreciation and amortization					(562)
Taxes on income					(36)
Financing income					55
Financing expenses					(232)
Other income					3
Share based payments					(3)

Profit for the year					97

* See Note 2F regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.

** Segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) (except for expenses in respect of voluntary retirement plans for employees, and gain (loss) due to sale of subsidiaries (see Note 26, regarding Other Income (Expenses), net)), depreciation and amortization and share based payments, as a measure of operating profit. Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.